Document and Entity Information	Sep. 17, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 17, 2024
Entity File Number	814-01399
Entity Registrant Name	Star Mountain Lower Middle-Market Capital Corp
Entity Central Index Key	0001786835
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-2783833
Entity Address, Address Line One	140 E. 45th Street
Entity Address, Address Line Two	37th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	810-9044
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false